Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Greenberg Traurig, P.A. | Customary Fees for Legal Services
Related Party Transaction [Line Items]
Payment for related party transaction	$ 225	$ 156	$ 187
Amount payable to related party	34	8
Carrier and Its Affiliates | Supplier Concentration Risk
Related Party Transaction [Line Items]
Amount payable to Carrier and its affiliates, net of receivables	90,000	81,000
Revenues from sales to Carrier and its affiliates	$ 108,000	$ 103,000	$ 91,000
Carrier and Its Affiliates | Supplier Concentration Risk | Cost of Goods, Total
Related Party Transaction [Line Items]
Percentage of purchases from key suppliers	61.00%	63.00%	62.00%